Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3:- ACQUISITIONS

a.	Custom Gateway:

On August 7, 2020, the Company, through its wholly owned subsidiary Kornit Digital United Kingdom, acquired all the outstanding shares of Custom Gateway, a leading global provider of cloud-based software workflow solutions for both B2B and B2C business models. Under the related acquisition agreement, the total consideration was $16,884. In addition, the Company incurred acquisition-related costs in a total amount of $648. Acquisition-related costs included legal, accounting, consulting fees and other external costs related to the acquisition.

Custom Gateway offers a cloud-based platform that enables content sourcing, creation, management and display at the front end. An order management system captures orders and uses proprietary algorithms to direct them to the appropriate production site. On the production floor, orders are routed and managed to facilitate efficient on-demand production on a mass scale. The technology enables customers to realize the full efficiency, scalability and profitability benefits of digitization by seamlessly connecting the front end, whether online or storefront, to the most suitable back-end element, such as on-demand production and logistics operations.

The Company believes this acquisition will strategically accelerate its broad-scale development effort and strengthen its value proposition for brands, retailers and fulfillers in the area of digital transformation. The Company expects the combination of the Custom Gateway software workflow portfolio with its existing and future technologies to bring to the market an end-to-end solution for on-demand production.

The purchase price allocation for the acquisition has been determined as follows:

Fair value
Tangible assets (liabilities):
Cash	$1,349
Account receivables and other receivables	761
Property and equipment	53
Trade payables and other payables	(1,054)
Deferred tax liabilities, net	(952)

Intangible assets:
Technology	5,116
Non-competition	709
Goodwill	10,902

Total purchase price	$16,884

Pro forma results of operations related to this acquisition have not been prepared because the acquisition was not material to the Company’s consolidated statements of operations.

b.	Voxel8 Inc.

On August 10, 2021, the Company consummated the acquisition, pursuant to an asset purchase agreement, of certain assets of Voxel8 Inc., an advanced additive manufacturing technology for textiles, which allows for digital fabrication of functional features with zonal control of material properties, in addition to utilizing high-performance elastomers adhering to inkjet technology. Under the agreement, the Company’s U.S. subsidiary purchased the associated assets for a total consideration of $14,991 in cash.

In addition, the Company incurred acquisition-related costs in a total amount of $212. Acquisition-related costs included legal, accounting, consulting fees and other external costs related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

The main reasons for this acquisition were to strengthen the Company’s ability to explore potential existing and new lucrative markets such as functional apparel and footwear, as well as to be able to offer versatility of decorative capabilities enabling the production of various functional applications on textile substrates.

The Voxel8 acquisition was accounted for as a business combination in accordance with ASC 805 “Business Combinations”. Under business combination accounting principles, the total purchase price was allocated to Voxel8’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill, which is deductible for tax purposes.

The following table summarizes the purchase price allocation for Voxel8 Acquisition:

Fair value
Tangible assets, net	$1,448

Intangible assets:
Technology - materials	1,795
Technology - systems	1,767
License	1,000
Goodwill	8,981

Total purchase price	$14,991

Pro forma results of operations related to this acquisition have not been prepared because the acquisition was not material to the Company’s consolidated statements of operations.

c.	Tesoma GmbH:

On April 5, 2022, the Company, through its wholly owned subsidiary Kornit Digital Technologies, acquired all of the outstanding shares of Tesoma GmbH, a German manufacturer of continuous dryers and oven systems. Under the related acquisition agreement, the total consideration was $15,443. In addition, the Company incurred acquisition-related costs in a total amount of $512. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

Tesoma generates revenues from several markets, including textile, mechanical engineering and automotive.

The Company believes this acquisition will accelerate its value proposition for fulfillers in the area of dryers for the textile industry.

The Tesoma acquisition was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed to the statement of operations in the period incurred.

The following table summarizes the purchase price allocation of Tesoma Acquisition:

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advance from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)

Net assets	9,225

Intangible assets:
Customer Relationship	1,213	5.8
Technology	856	2.4
Backlog	432	0.5
Goodwill	3,717	Infinite

Total purchase price	$15,443

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purposes.

Pro-forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations.